Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010
Assets
Cash	$ 1,643	$ 153
Prepaid expenses and other current assets	170	86
Total current assets	1,813	239
Property and equipment:
Laboratory equipment	29	29
Office furniture and other equipment	154	123
Property, Plant and Equipment, Gross, Total	183	152
Less accumulated depreciation and amortization	(119)	(113)
Property and equipment, net	64	39
Deposit and other non-current assets	16	16
Total assets	1,893	294
Liabilities And Stockholders' Equity (Deficit)
Accounts payable	2,284	2,835
Accounts payable, related party	9,879	10,527
Accrued expenses	2,982	2,074
Accrued expenses, related party	2,265	1,749
Notes payable	1,384	1,364
Note payable to related parties	4,000	4,000
Convertible notes payable, net	3,671	2,736
Convertible notes payable to related party, net	1,300	0
Embedded derivative liability	1,818	839
Liability for reclassified equity contracts	16,562	0
Total current liabilities	46,145	26,124
Long term liabilities:
Notes payable, net	200	350
Convertible notes payable, net	1,513	555
Convertible notes payable to related party, net	185	949
Total long term liabilities	1,898	1,854
Total liabilities	48,043	27,978
Stockholders' equity (deficit):
Preferred stock, $0.001 par value; 20,000,000 shares authorized and none issued and outstanding	0	0
Common stock, $0.001 par value; 150,000,000 shares authorized, 73,118,471 and 97,112,036 shares issued and outstanding at December 31, 2010 and September 30, 2011, respectively	97	73
Additional paid-in capital	193,152	191,344
Deficit accumulated during the development stage	(239,202)	(218,948)
Cumulative translation adjustment	(197)	(153)
Total stockholders' equity (deficit)	(46,150)	(27,684)
Total liabilities and stockholders' equity (deficit)	$ 1,893	$ 294